Schedule of property and equipment (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		R$ 19,888	R$ 24,290
Additions	[1]	1,474	4,207
Remeasurement		(460)	1,396
Depreciation		(1,790)	(2,253)
Write-offs		(1,021)	(1,460)
Merger		(3)	121
Transfers		(991)	(884)
Exchange rate changes		(748)	1,971
Property and equipment, ending		16,344	19,888
Impairment		(5)	(23)
Extra hiper transaction in fixed assets		481
Extra hiper transaction in right of use Asset		385
Transfers to held for sale		996	722
Intangibles		115	198
Investment properties		196	49
Deconsolidation			(7,477)
Property and equipment, cost		27,408	31,241
Property and equipment, net		16,344	19,888
Property and equipment, accumulated depreciation		(11,064)	(11,353)
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		6,517	7,071
Additions		239	2,025
Remeasurement		(460)	1,396
Depreciation		(843)	(943)
Write-offs		(487)	(1,006)
Transfers		1	(3)
Exchange rate changes		(196)	411
Property and equipment, ending		4,771	6,517
Deconsolidation			(2,434)
Property and equipment, cost		8,884	10,181
Property and equipment, net		4,771	6,517
Property and equipment, accumulated depreciation		(4,113)	(3,664)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		3,540	3,692
Additions		2	61
Remeasurement		(1)
Depreciation		(1)
Write-offs		(80)	(87)
Merger		1	121
Transfers		(162)	(308)
Exchange rate changes		(174)	542
Property and equipment, ending		3,125	3,540
Deconsolidation			(481)
Property and equipment, cost		3,125	3,540
Property and equipment, net		3,125	3,540
Land [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		3	3
Additions		1
Remeasurement		1
Property and equipment, ending		5	3
Property and equipment, cost		9	7
Property and equipment, net		5	3
Property and equipment, accumulated depreciation		(4)	(4)
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		4,414	4,869
Additions		66	80
Depreciation		(156)	(156)
Write-offs		(64)	(145)
Transfers		(5)	(308)
Exchange rate changes		(246)	705
Property and equipment, ending		4,008	4,414
Impairment		(1)	(23)
Deconsolidation			(608)
Property and equipment, cost		4,751	5,219
Property and equipment, net		4,008	4,414
Property and equipment, accumulated depreciation		(743)	(805)
Buildings [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		6,465	7,023
Additions		232	2,001
Remeasurement		(463)	1,403
Depreciation		(830)	(928)
Write-offs		(485)	(1,005)
Transfers		1	(3)
Exchange rate changes		(192)	402
Property and equipment, ending		4,728	6,465
Deconsolidation			(2,428)
Property and equipment, cost		8,774	10,069
Property and equipment, net		4,728	6,465
Property and equipment, accumulated depreciation		(4,046)	(3,604)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		2,412	4,441
Additions		118	788
Depreciation		(255)	(429)
Write-offs		(241)	(119)
Merger		4
Transfers		(200)	262
Exchange rate changes		(26)	70
Property and equipment, ending		1,809	2,412
Impairment		(3)
Deconsolidation			(2,601)
Property and equipment, cost		3,749	4,778
Property and equipment, net		1,809	2,412
Property and equipment, accumulated depreciation		(1,940)	(2,366)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		1,769	2,281
Additions		480	308
Depreciation		(336)	(437)
Write-offs		(117)	(69)
Merger		1
Transfers		(106)	172
Exchange rate changes		(75)	151
Property and equipment, ending		1,616	1,769
Deconsolidation			(637)
Property and equipment, cost		4,201	4,438
Property and equipment, net		1,616	1,769
Property and equipment, accumulated depreciation		(2,585)	(2,669)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		283	580
Additions		5	61
Depreciation		(42)	(67)
Write-offs		(24)	(11)
Transfers		(25)	(18)
Exchange rate changes			8
Property and equipment, ending		197	283
Deconsolidation			(270)
Property and equipment, cost		554	725
Property and equipment, net		197	283
Property and equipment, accumulated depreciation		(357)	(442)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		706	1,007
Additions		122	120
Depreciation		(144)	(193)
Write-offs		(7)	(16)
Transfers		(36)	62
Exchange rate changes		(27)	66
Property and equipment, ending		614	706
Deconsolidation			(340)
Property and equipment, cost		1,810	1,966
Property and equipment, net		614	706
Property and equipment, accumulated depreciation		(1,196)	(1,260)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		213	275
Additions		433	746
Write-offs		(1)	(7)
Merger		(9)
Transfers		(461)	(750)
Exchange rate changes		(4)	17
Property and equipment, ending		171	213
Deconsolidation			(68)
Property and equipment, cost		171	213
Property and equipment, net		171	213
Other [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		34	74
Additions		9	18
Depreciation		(13)	(28)
Transfers		3	7
Exchange rate changes			1
Property and equipment, ending		33	34
Deconsolidation			(38)
Property and equipment, cost		163	181
Property and equipment, net		33	34
Property and equipment, accumulated depreciation		(130)	(147)
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		13,371	17,219
Additions		1,235	2,182
Depreciation		(947)	(1,310)
Write-offs		(534)	(454)
Merger		(3)	121
Transfers		992	(881)
Exchange rate changes		(552)	1,560
Property and equipment, ending		11,573	13,371
Impairment		(5)	(23)
Deconsolidation			(5,043)
Property and equipment, cost		18,524	21,060
Property and equipment, net		11,573	13,371
Property and equipment, accumulated depreciation		(6,951)	(7,689)
Buildings 1 [Member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		6,465
Property and equipment, ending		4,728	6,465
Property and equipment, net		4,728	6,465
Equipments [Member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		49	45
Additions		6	24
Remeasurement		2	(7)
Depreciation		(13)	(15)
Write-offs		(2)	(1)
Exchange rate changes		(4)	9
Property and equipment, ending		38	49
Deconsolidation			(6)
Property and equipment, cost		101	105
Property and equipment, net		38	49
Property and equipment, accumulated depreciation		R$ (63)	R$ (56)

[1]	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.